Unaudited condensed consolidated balance sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 36,713,632	$ 50,901,092
Time deposits	61,912,900	68,000,000
Restricted cash	0	1,005,827
Receivable from related party	$ 0	$ 146,708
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade and other receivables	$ 10,381,724	$ 7,898,103
Other current assets	376,132	240,002
Inventories	7,444,975	5,507,423
Advances and prepayments	353,209	172,908
Total current assets	117,182,572	133,872,063
Non current assets
Vessels, net	216,771,929	226,351,081
Restricted cash	0	5,600,000
Operating lease right-of-use asset	31,349	0
Investment in related party	12,656,833	0
Total non current assets	229,460,111	231,951,081
Total assets	346,642,683	365,823,144
Current liabilities
Trade accounts payable	8,121,803	8,115,462
Payable to related parties	$ 491,456	$ 3,016,438
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 2,645,608	$ 1,982,306
Deferred income	172,953	1,089,959
Operating lease liabilities	31,349	0
Current portion of long-term debt	0	10,176,538
Total current liabilities	11,463,169	24,380,703
Non current liabilities
Long-term debt	0	59,787,923
Total non current liabilities	0	59,787,923
Total liabilities	11,463,169	84,168,626
Commitments and contingencies
Mezzanine equity
Preferred stock paid-in capital in excess of par value	9,999,861	0
Total Mezzanine equity	10,000,000	0
Stockholders' equity
Capital stock, 2,000,000,000 shares authorized at December 31, 2022 and June 30, 2023, 12,972,358 shares issued and outstanding at December 31, 2022 and 17,087,362 shares issued and outstanding at June 30, 2023	170,874	129,724
Additional paid-in capital	244,901,303	252,912,550
Retained earnings	80,099,218	28,604,125
Total stockholders' equity	325,179,514	281,654,518
Total liabilities, mezzanine equity and stockholders' equity	346,642,683	365,823,144
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock	7,959	7,959
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock	160	160
Series C Preferred Stock [Member]
Mezzanine equity
Preferred stock, Series C, $0.01 par value, zero and 13,875 preferred shares authorized, zero and 13,875 preferred shares issued and outstanding at December 31, 2022 and June 30, 2022, respectively	$ 139	$ 0